SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

29.    SUPPLEMENTAL CASH FLOW INFORMATION

(a)     Other non-cash items

	2020	2019
Accretion	$2,629	$3,404
Finance expense	3,981	5,752
Finance income	(347)	(726)
Loss on disposal of fixed assets	1	32
	$6,264	$8,462

(b)     Non-cash investing and financing activities

	2020	2019
Change in reclamation and remediation provision included within mineral properties, plant and equipment and exploration and evaluation assets	$13,943	$3,330
Change in lease liability related to right-of-use assets	890	4,498
Shares issued upon settlement of obligation	39	—
Repayment of MACA borrowings by way of issuance of shares	—	10,524